Consolidated Statements of Profit or Loss and Other Comprehensive Income $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 MXN ($) $ / shares	Dec. 31, 2021 MXN ($) $ / shares	Dec. 31, 2020 MXN ($) $ / shares
Profit or loss [abstract]
Net revenue	$ 11,507,549	$ 10,067,683	$ 7,237,628
Cost of sales	3,579,093	4,498,008	3,280,348
Gross profit	7,928,456	5,569,675	3,957,280
Administrative expenses	2,596,642	1,247,742	667,647
Selling expenses	2,808,030	1,256,289	895,275
Distribution expenses	473,516	463,779	331,023
Total operating expense	5,878,188	2,967,810	1,893,945
Divestment of subsidiaries	(21,862)
Operating income	2,028,406	2,601,865	2,063,335
Financing income (cost):
Interest expense	(543,321)	(75,818)	(80,253)
Interest income	28,689	25,872	10,930
Unrealized (loss) gain in valuation of derivative financial instruments	(43,522)	330,315	(287,985)
Changes in fair value of warrants			(851,520)
Foreign exchange loss, net	(83,368)	(319,739)	(30,402)
Total financing income (cost)	(641,522)	(39,370)	(1,239,230)
Income before income taxes	1,386,884	2,562,495	824,105
Income taxes:
Current	533,522	791,856	576,834
Deferred	(16,602)	22,700	(51,173)
Net income for the year	869,964	1,747,939	298,444
Net income for the year attributable to:
Owners of the Group	872,557	1,751,645	298,444
Non-controlling interest	(2,593)	(3,706)
Total net income for the year	869,964	1,747,939	298,444
Items that are or may be reclassified subsequently to profit or loss:
Currency effects	(8,653)
Items that will not be reclassified subsequently to profit or loss:
Remeasurement of defined benefit obligation, net of taxes	15,585	83	(839)
Total comprehensive income for the year	876,896	1,748,022	297,605
Comprehensive income for the year attributable to:
Owners of the Group	879,489	1,751,728	297,605
Non-controlling interest	(2,593)	(3,706)
Total comprehensive income for the year	$ 876,896	$ 1,748,022	$ 297,605
Basic earnings per common share (pesos) (in Pesos per share) | (per share)	$ 23.42	$ 47.38	$ 8.76
Diluted earnings per common share (pesos) (in Pesos per share) | (per share)	$ 23.41	$ 46.91	$ 8.68